Goodwill and Other Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Goodwill and Other Intangible Assets

4. Goodwill and Other Intangible Assets

The following is a summary of intangible assets at June 30, 2014 and December 31, 2013:

	Estimated	June 30, 2014		December 31, 2013
	Life (Years)	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Customer lists and contracts	7—10	$494,615	$466,705	$492,299	$463,188
Non-competition agreements	3—15	63,943	63,061	63,933	62,914
Site locations	15	1,499,474	1,156,903	1,495,635	1,106,947
Other	5—15	14,008	13,463	14,008	13,441

		$2,072,040	$1,700,132	$2,065,875	$1,646,490
Unamortizable intangible assets:
Goodwill		$1,757,200	$253,536	$1,757,089	$253,536

(5) Goodwill and Other Intangible Assets

The following is a summary of intangible assets at December 31, 2013 and December 31, 2012:

	Estimated Life (Years)	2013		2012
		Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortizable Intangible Assets:
Customer lists and contracts	7 — 10	$492,299	$463,188	$482,883	$455,549
Non-competition agreements	3 — 15	63,933	62,914	63,519	62,566
Site locations	15	1,495,635	1,106,947	1,449,181	1,009,631
Other	5 — 15	14,008	13,441	13,608	13,133

		$2,065,875	$1,646,490	$2,009,191	$1,540,879
Unamortizable Intangible Assets:
Goodwill		$1,757,089	$253,536	$1,738,686	$253,536

The changes in the gross carrying amount of goodwill for the year ended December 31, 2013 are as follows:

Balance as of December 31, 2012	$1,738,686
Goodwill acquired during the year	18,631
Purchase price adjustments and other	(228)
Impairment losses	—

Balance as of December 31, 2013	$1,757,089

Amortization expense for the years ended December 31, 2013, 2012 and 2011 was $106,533, $102,941 and $102,918, respectively. The following is a summary of the estimated amortization expense for future years:

2014	$94,763
2015	58,713
2016	48,503
2017	43,255
2018	38,542
Thereafter	135,609

Total	$419,385

LAMAR MEDIA CORP [Member]
Goodwill and Other Intangible Assets

(3) Goodwill and Other Intangible Assets

The following is a summary of intangible assets at December 31, 2013 and December 31, 2012:

	Estimated Life (Years)	2013		2012
		Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortizable Intangible Assets:
Customer lists and contracts	7—10	$492,299	$463,188	$482,883	$455,549
Non-competition agreement	3—15	63,933	62,914	63,519	62,566
Site locations	15	1,495,635	1,106,945	1,449,181	1,009,631
Other	5—15	13,463	13,364	13,063	13,063

		$2,065,330	$1,646,411	$2,008,646	$1,540,809
Unamortizable Intangible Assets:
Goodwill		$1,746,068	$252,667	$1,727,665	$252,667

The changes in the gross carrying amount of goodwill for the year ended December 31, 2013 are as follows:

Balance as of December 31, 2012	$1,727,665
Goodwill acquired during the year	18,631
Purchase price adjustments and other	(228)
Impairment losses	—

Balance as of December 31, 2013	$1,746,068